Income Taxes (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Expected tax benefit	$ 1,262,000	$ 1,709,000
State income taxes, net of federal benefit	66,000	353,000
Net operating loss adjustment due to Section 382 limitation		(5,346,000)
Permanent items	(416,000)	(650,000)
Change in tax rate	(200,000)	537,000
True-up	(308,000)	887,000
Change in valuation allowance	(404,000)	4,903,000
Actual tax benefit		$ (2,392,994)